Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Leases [Abstract]
Year 1	$ 42,160
Year 2	38,053
Year 3	32,707
Year 4	25,968
Year 5	18,176
Thereafter	46,671
Total future minimum lease payments	203,735
Lease imputed interest	(21,976)
Total	$ 181,759